Performance Management - One Rock Fund	Mar. 31, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PERFORMANCE:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s shares over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.onerockfund.com or by calling 1-800-564-3899.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future
Bar Chart [Heading]	Performance Bar Chart
Bar Chart [Table]
Bar Chart Footnotes [Text Block]
Best Quarter:	June 30, 2025	48.38%
Worst Quarter:	June 30, 2022	-30.10%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	48.38%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(30.10%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance [Table]
	1 Year	5 Years	Since Inception*
Return before taxes	49.28%	24.17%	36.23%
Return after taxes on distributions**	40.71%	18.94%	29.87%
Return after taxes on distributions and sale of Fund shares**	32.39%	17.49%	27.60%
S&P 500 Index***	17.88%	14.42%	17.16%

*	Inception March 6, 2020.

**	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

***	The S&P 500 Index is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange (“NYSE”). The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes. Investors cannot invest directly in an index.

Performance Availability Website Address [Text]	www.onerockfund.com
Performance Availability Phone [Text]	1-800-564-3899